MML SERIES INVESTMENT FUND

Supplement dated October 27, 2008 to the

Prospectuses dated May 1, 2008 and May 1, 2008, revised as of September 2, 2008

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

Effective October 31, 2008, the following information supplements similar information found on pages 63 and 64 for Capital Guardian Trust Company (“Capital Guardian”) in the section titled About the Investment Adviser and Sub-Advisers:

Jim Kang

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Kang has been a portfolio manager in Capital Guardian’s U.S. growth equity mandate since its inception in 2000. Mr. Kang joined Capital Guardian in 1988 and has had research analyst responsibilities in several industries, including media, gaming and Internet service companies.

Effective October 31, 2008, the information for Michael R. Erickson, David I. Fisher, Karen A. Miller and James R. Mulally is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-08-04

MML SERIES INVESTMENT FUND

Supplement dated October 27, 2008 to the

Statements of Additional Information dated May 1, 2008 and August 15, 2008

This supplement provides new and additional information beyond that contained in the Statements of Additional Information (“SAIs”). It should be retained and read in conjunction with the SAIs.

Effective October 31, 2008, the following information supplements similar information for Capital Guardian Trust Company (“Capital Guardian”) in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Michael R. Erickson, David I. Fisher, Karen A. Miller and James R. Mulally is hereby deleted.

The portfolio managers for the MML Asset Allocation Fund are Terry Berkemeier, Theodore Samuels, Eric Stern, Alan Wilson, Christine Cronin, Michael Locke, Wesley Phoa and Jim Kang. The portfolio managers of the MML Growth & Income Fund are Terry Berkemeier, Theodore Samuels, Eric Stern, Alan Wilson and Jim Kang.

Prior to October 31, 2008, Jim Kang was an Analyst in U.S. Equity accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI RS2972-08-01